Derivative instruments and hedging activities - Cash flow hedges and non-hedging derivatives outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Notional Amount Of Derivatives
Derivative, Notional Amount	$ 403,671	$ 399,572
Derivative Asset Fair Value Net
Deivatives assets	17,966	13,603
Derivative Liability Fair Value Net
Derivatives liabilities	16,619	12,320
Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	97,600	89,590
Derivative Asset Fair Value Net
Deivatives assets	32	12
Derivative Liability Fair Value Net
Derivatives liabilities	264	734
Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	306,071	309,982
Derivative Asset Fair Value Net
Deivatives assets	17,934	13,591
Derivative Liability Fair Value Net
Derivatives liabilities	16,355	11,586
Forward contracts | Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	97,600	89,590
Forward contracts | Designated As Hedging Instrument Member | Other assets
Derivative Asset Fair Value Net
Deivatives assets	32	12
Forward contracts | Designated As Hedging Instrument Member | Other liabilities
Derivative Liability Fair Value Net
Derivatives liabilities	264	734
Interest rate cap | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	169,962	177,826
Interest rate cap | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	1	125
Interest rate cap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivatives liabilities	1	119
Indexed options on deposits | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	69,354	69,254
Indexed options on deposits | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	17,933	13,466
Bifurcated embedded options | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	66,755	62,902
Bifurcated embedded options | Non designated as hedging instrument | Interest-bearing deposits
Derivative Liability Fair Value Net
Derivatives liabilities	$ 16,354	$ 11,467